Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Apollo Affiliates [Member]	Sep. 30, 2012 Apollo Affiliates [Member]	Sep. 30, 2013 Apollo Affiliates [Member]	Sep. 30, 2012 Apollo Affiliates [Member]	Dec. 31, 2012 Apollo Affiliates [Member]
Related Party Transaction [Line Items]
Net sales					$ 2.0	$ 2.0	$ 6.0	$ 6.0	$ 6.6
Cost of sales from related parties					1	1	2	2	2
Management consulting fee							4.0		3.9
Consulting expense					0	1.0	4.0	2.0	3.4
Recognized Acquisition expense		43.0						15.0	14.6
Other expenses									0.3
Due to related parties			0	373
Due from related parties			0	1
Management service agreement cost	$ 35						$ 35